Income Taxes - Summary of Composition of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current income tax expense	¥ 0		¥ 0	¥ 2,234
Deferred income tax (benefit)/expense	0		0	(466)
Income tax expense	¥ 0	$ 0	¥ 0	¥ 1,768